Expenses (Tables)	12 Months Ended
Dec. 31, 2023
EXPENSES [Abstract]
Schedule of expenses by nature
(a) Operating expenses by nature

	Year ended December 31
(in millions of U.S. dollars)	2023	2022
OPERATING EXPENSES BY NATURE
Raw materials and consumables	182.3	182.8
Salaries and employee benefits	144.4	141.4
Contractors	105.4	79.7
Repairs and maintenance	67.0	51.8
General and administrative	25.8	34.7
Leases	4.5	4.2
Royalties	8.4	8.7
Drilling and analytical	6.8	6.5
Ore purchase costs	6.8	6.2
Other	11.3	13.9
Total production expenses	562.7	529.9
Less: Production expenses capitalized	(112.1)	(147.7)
Less: Change in inventories	(0.2)	0.5
Total operating expenses	450.4	382.7

Schedule of finance costs and income
(b) Finance costs and income

	Year ended December 31
(in millions of U.S. dollars)	2023	2022
FINANCE INCOME
Interest income	7.5	3.8
FINANCE COSTS
Interest on senior unsecured notes	30.0	32.4
Accretion	4.7	4.5
Loss on repayment of long-term debt(1)	—	4.3
Other finance costs	6.2	5.7
Total finance costs	40.9	46.9
Less: amounts included in cost of qualifying assets	(27.7)	(19.1)
Total finance costs	13.2	27.8
1.In 2022, the Company redeemed the $100.0 million 2025 senior unsecured notes and recognized a loss on redemption.

Schedule of other (losses) and gains
(c) Other (losses) and gains

	Year ended December 31
(in millions of U.S. dollars)	2023	2022
OTHER (LOSSES) AND GAINS
(Loss) gain on foreign exchange	(3.1)	6.5
Loss on disposal of assets	(0.3)	(2.0)
Loss on revaluation of investments	(4.4)	(28.0)
Unrealized (loss) gain on revaluation of non-current derivative financial liabilities	(108.2)	3.0
Gain (loss) on foreign exchange derivative	3.0	(2.3)
(Loss) gain on fuel hedge swap contracts	(1.4)	0.3
Revaluation of CSP's reclamation and closure cost obligation	(0.5)	(2.1)
Other	(0.4)	(1.1)
Total other losses	(115.3)	(25.7)